6. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	2019	2018
Cash and Bank Deposits	418,447	157,970
Cash Equivalents	1,226,978	668,217
Total	1,645,425	826,187

Schedule of breakdown of cash equivalents

The breakdown of cash equivalents is as follows:

	Weighted Average Rate (p.a.)	2019	2018

Local Currency
Private bonds and deposits with banks	90.4% of CDI	514,356	74,819
Government Bonds	-	-	39
Automatic Deposits	29.4% of CDI	5,505	307,499
Total Local Currency		519,861	382,357

Foreign Currency
Deposits with Banks	2.0%	707,117	285,860
Total Foreign Currency		707,117	285,860

Total		1,226,978	668,217